Securities	6 Months Ended
Apr. 30, 2019
Text block [abstract]
Securities

Note 4.    Securities

Securities

$ millions, as at	2019 Apr. 30	2018 Oct. 31
	Carrying amount
Debt securities measured at FVOCI	$41,085	$35,648
Equity securities designated at FVOCI	582	562
Securities measured at amortized cost (1)	17,019	12,876
Securities mandatorily measured and designated at FVTPL	62,861	52,578
	$121,547	$101,664
(1)	There were no sales of securities measured at amortized cost during the quarter.

Fair value of debt securities measured and equity securities designated at FVOCI

$ millions, as at				2019 Apr. 30				2018 Oct. 31
	Amortized cost (1)	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Securities issued or guaranteed by:
Canadian federal government	$7,767	$12	$(2)	$7,777	$6,608	$15	$(3)	$6,620
Other Canadian governments	11,784	20	(3)	11,801	9,220	31	(2)	9,249
U.S. Treasury and agencies	7,490	8	(28)	7,470	7,824	7	(89)	7,742
Other foreign governments	4,704	23	(11)	4,716	3,997	16	(17)	3,996
Mortgage-backed securities	3,535	5	(22)	3,518	3,476	5	(51)	3,430
Asset-backed securities	56	–	(1)	55	68	–	–	68
Corporate debt	5,750	5	(7)	5,748	4,567	2	(26)	4,543
	41,086	73	(74)	41,085	35,760	76	(188)	35,648
Corporate public equity (2)	35	13	(6)	42	34	14	(5)	43
Corporate private equity	470	89	(19)	540	434	100	(15)	519
	505	102	(25)	582	468	114	(20)	562
	$41,591	$175	$(99)	$41,667	$36,228	$190	$(208)	$36,210
(1)	Net of allowance for credit losses for debt securities measured at FVOCI of $24 million (October 31, 2018: $23 million).
(2)	Includes restricted stock.

Fair value of equity securities designated at FVOCI that were disposed of during the quarter was nil ($1 million and nil for the three months ended January 31, 2019 and April 30, 2018, respectively) and $1 million for the six months ended April 30, 2019 (April 30, 2018: $3 million). Net realized cumulative after-tax gains of $2 million for the three months ended April 30, 2019 ($9 million and $8 million for the three months ended January 31, 2019 and April 30, 2018, respectively) and $11 million for the six months ended April 30, 2019 (April 30, 2018: $15 million) resulting from dispositions of certain equity securities designated at FVOCI and return on capital distributions from limited partnerships designated at FVOCI were reclassified from AOCI to retained earnings.

Dividend income recognized on equity securities designated at FVOCI that were still held as at April 30, 2019 was $2 million ($1 million and $2 million for the three months ended January 31, 2019 and April 30, 2018, respectively) and $3 million for the six months ended April 30, 2019 (April 30, 2018: $3 million). Dividend income recognized on equity securities designated at FVOCI that were disposed of as at April 30, 2019 was nil (nil and nil for the three months ended January 31, 2019 and April 30, 2018, respectively) and nil for the six months ended April 30, 2019 (April 30, 2018: nil).

Allowance for credit losses

The following tables provide a reconciliation of the opening balance to the closing balance of the expected credit loss (ECL) allowance under IFRS 9 “Financial Instruments” (IFRS 9) for debt securities measured at FVOCI:

		Stage 1	Stage 2	Stage 3
$ millions, as at or for the three months ended		Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total
2019	Debt securities measured at FVOCI
Apr. 30	Balance at beginning of period	$15	$3	$5	$23
	Provision for (reversal of) credit losses (1)	–	–	–	–
	Write-offs	–	–	–	–
	Foreign exchange and other	–	–	1	1
	Balance at end of period	$15	$3	$6	$24
2019	Debt securities measured at FVOCI
Jan. 31	Balance at beginning of period	$15	$3	$5	$23
	Provision for (reversal of) credit losses (1)	–	–	4	4
	Write-offs	–	–	(4)	(4)
	Foreign exchange and other	–	–	–	–
	Balance at end of period	$15	$3	$5	$23
2018	Debt securities measured at FVOCI
Apr. 30	Balance at beginning of period	$14	$33	$–	$47
	Provision for (reversal of) credit losses (1)	(1)	–	–	(1)
	Write-offs	–	–	–	–
	Foreign exchange and other	1	1	–	2
	Balance at end of period	$14	$34	$–	$48
(1)	Included in Gains (losses) from debt securities measured at FVOCI and amortized cost, net on our interim consolidated statement of income.

		Stage 1	Stage 2	Stage 3
$ millions, as at or for the six months ended		Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total
2019	Debt securities measured at FVOCI
Apr. 30	Balance at beginning of period	$15	$3	$5	$23
	Provision for (reversal of) credit losses (1)	–	–	4	4
	Write-offs	–	–	(4)	(4)
	Foreign exchange and other	–	–	1	1
	Balance at end of period	$15	$3	$6	$24
2018	Debt securities measured at FVOCI
Apr. 30	Balance at beginning of period	$14	$35	$–	$49
	Provision for (reversal of) credit losses (1)	–	(1)	5	4
	Write-offs	–	–	(5)	(5)
	Foreign exchange and other	–	–	–	–
	Balance at end of period	$14	$34	$–	$48
(1)	Included in Gains (losses) from debt securities measured at FVOCI and amortized cost, net on our interim consolidated statement of income.